Summary of Significant Accounting Policies - Reconciliation of Net Loss per Common Share (Details - USD ($)			2 Months Ended	3 Months Ended			5 Months Ended	9 Months Ended
		Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2021
Allocation of net loss, as adjusted			$ (1,000)	$ (238,944)	$ (163,819)	$ (147,635)	$ (1,686)	$ (550,398)
Basic and diluted weighted average shares outstanding	[1]						1,250,000
Basic and diluted net loss per share							$ 0.00
Non Redeemable Common Stock [Member]
Allocation of net loss, as adjusted		$ (1,000,000)		$ (57,417,000)				$ (134,893,000)
Basic and diluted weighted average shares outstanding		0		1,807,500				1,782,885
Basic and diluted net loss per share		$ 0		$ (0.03)				$ (0.08)
Redeemable Common Stock [Member]
Allocation of net loss, as adjusted		$ 0		$ (181,797,000)				$ (415,505,000)
Basic and diluted weighted average shares outstanding		0	1,250,000	5,750,000				5,491,758
Basic and diluted net loss per share		$ 0	$ 0.00	$ (0.03)				$ (0.08)

[1]	Excluded an aggregate of up to 187,500 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).